OTHER ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent [Abstract]
Deferred debt issuance costs	$ 35,422	$ 27,204
Security deposits	12,093	12,368
Deferred tax assets	8,121	8,548
Other	20,737	9,228
Total	$ 76,373	$ 57,348